Consolidated statement of financial position - GBP (£) £ in Millions	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Non-current assets
Goodwill	£ 5,860	£ 5,444
Other intangible assets	990	899
Property, plant and equipment	42,661	39,853
Other non-current assets	96	115
Pension assets	1,754	1,409
Financial and other investments	613	899
Investments in joint ventures and associates	670	2,168
Derivative financial assets	1,159	1,319
Total non-current assets	53,803	52,106
Current assets
Inventories and current intangible assets	440	341
Trade and other receivables	2,335	2,798
Current tax assets	89	114
Financial and other investments	1,658	2,694	£ 2,573	£ 8,741
Derivative financial assets	189	405
Cash and cash equivalents	130	329	39	1,139
Assets held for sale	2,121	0
Total current assets	6,962	6,681
Total assets	60,765	58,787
Current liabilities
Borrowings	(4,134)	(4,447)
Derivative financial liabilities	(355)	(401)
Trade and other payables	(3,144)	(3,453)
Contract liabilities	(26)	0
Current tax liabilities	(137)	(123)
Provisions	(379)	(273)
Liabilities held for sale	(50)	0
Total current liabilities	8,225	8,697
Non-current liabilities
Borrowings	(23,510)	(22,178)
Derivative financial liabilities	(780)	(660)
Other non-current liabilities	(868)	(1,317)
Contract liabilities	(834)	0
Deferred tax liabilities	(3,902)	(3,636)
Pensions and other post-retirement benefit obligations	(1,424)	(1,672)
Provisions	(1,887)	(1,779)
Total non-current liabilities	33,205	31,242
Total liabilities	41,430	39,939
Net assets	19,335	18,848
Equity
Share capital	457	452
Share premium account	1,316	1,321
Retained earnings	21,587	21,599
Other equity reserves	(4,043)	(4,540)
Total shareholders’ equity	19,317	18,832
Non-controlling interests	18	16
Total equity	£ 19,335	£ 18,848	£ 16,872	£ 20,384